Provision for rehabilitation and closure costs (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reconciliation of Provision for Rehabilitation and Closure Costs

	December 31, 2025	December 31, 2024
Balance, beginning of year	28,657	$26,687
Change in estimates(2)	(4,303)	12,499
Accretion expense	3,517	2,339
Settled	(5,608)	(5,870)
Foreign exchange	3,483	(6,998)
Balance, end of year	$25,746	$28,657

Caraíba Operations	$15,743	$20,689
Tucumã Operation	5,183	3,868
Xavantina Operations	4,820	4,100
Total	$25,746	$28,657

Current portion(1)	$3,768	$6,766
Non-current portion	21,978	21,891